Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net loss	$ (6,229,806)	$ (3,014,794)	$ (9,297,253)	$ (519,906)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,831
Stock- based compensation expense	4,521,909	1,371,958	5,158,208
Debt guaranty settled by issuing common stock			660,000
Common stock & warrants issued in payment of services	604,168	375,533	1,080,230	66,500
Amortization of debt discount	0	676,487	1,126,487	10,000
Gain on extinguishment of debt	(387,642)		(31,712)
Non-cash interest expense	9,181
Acquisition expenses settled with common stock	235,000
Non cash acquisition expense	12,903
Changes in operating assets and liabilities:
Inventory	5,000
Costs in excess of billings	(97,774)
Prepaid expenses	37,944	(165,000)	(122,056)
Other assets		(5,000)
Accounts payable	48,162	79,212	166,101	(26,858)
Accrued expenses	507,057	92,610	(807)	141,343
Billings in excess of costs	13,631
Cash from discontinued operations		245,745	245,745	113,294
Net cash used in operating activities	(707,436)	(343,249)	(983,345)	(215,627)
Investing Activities
Repayment of loans to Airtronic	1,509,056
Loans to Airtronic	(43,182)	(695,961)	(1,465,874)
Payment for NACSV	(1,000,000)
NACSV cash acquired	135,425
Deposits			(198)
Net cash provided by (used in) investing activities	601,299	(695,961)	(1,466,072)
Financing Activities
Proceeds from sale of common stock		926,100	1,966,100	150,000
Proceeds from exercise of warrants	125,000		300,000
Proceeds from short-term debt		374,900	374,900	572,600
Payments on short-term debt	(25,000)	(37,500)	(67,500)	(122,500)
Payment on convertible notes	(150,000)
Net cash provided by (used in) financing activities	(50,000)	1,263,500	2,573,500	600,100
Net (decrease) increase in cash and cash equivalents	(156,137)	224,290	124,083	384,473
Cash and cash equivalents at beginning of year	509,224	385,141	385,141	668
Cash and cash equivalents at end of period	353,087	609,431	509,224	385,141
Cash paid during the year for:
Interest
Taxes
Supplementary disclosure of non-cash investing and financing activities
Purchase of NACSV/Bronco with common shares	200,000			150,116
Debt settled with shares of common stock			$ 750,000	$ 1,422,328